INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES

8.	INVENTORIES

		Consolidated
	12/31/2021	12/31/2020
Finished goods	4,457,842	1,627,676
Work in progress	2,710,149	1,358,905
Raw materials	3,638,952	1,289,653
Storeroom supplies	770,296	928,158
Advances to suppliers	121,519	69,536
Provision for losses	(98,730)	(109,038)
	11,600,028	5,164,890

Classified:
Current	10,943,835	4,817,586
Non-current (1)	656,193	347,304
Inventoy, net	11,600,028	5,164,890
1.	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, In 2020, the Company defined the construction project for the new plant for processing Itabirito, which until then was considered as waste, and started to be incorporated into the long-term ore inventory.

The changes in estimated losses on inventories are as follows:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	(109,038)	(134,553)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	10,308	25,515
Closing balance	(98,730)	(109,038)

Accounting Policy

The inventory is recorded at the lower of cost and net realizable value. The cost is determined using the weighted average cost method for the purchase of raw materials. The cost of finished products and work in process comprises raw materials, labor, other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to realize the sales. Estimated losses on slow-moving or obsolete inventories are recognized when deemed necessary.